FINANCIAL RISK MANAGEMENT - Disclosure of Reconciliation of Gross Carrying Amounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Acquisitions through business combinations	$ 236	$ 1,241
Gross carrying amount | Loans to corporate entities
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	5,819	1,135
Acquisitions through business combinations		4,578
New assets originated or purchased	(3,376)	(877)
Assets derecognized (excluding write-offs)	1,996	378
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Amounts written-off (net of recovery)	19	122
Other	(248)	129
Foreign currency translation	(17)	400
Financial assets at end of period	6,949	5,819
Gross carrying amount | Financial instruments not credit-impaired | 12-month expected credit losses | Loans to corporate entities
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	5,513	769
Acquisitions through business combinations		4,578
New assets originated or purchased	(3,167)	(834)
Assets derecognized (excluding write-offs)	1,757	280
Transfers to stage 1	(128)	(49)
Transfers to stage 2	309	94
Transfers to stage 3	44	88
Amounts written-off (net of recovery)	0	30
Other	(470)	144
Foreign currency translation	(5)	369
Financial assets at end of period	6,233	5,513
Gross carrying amount | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans to corporate entities
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	190	317
Acquisitions through business combinations		0
New assets originated or purchased	(182)	(43)
Assets derecognized (excluding write-offs)	171	76
Transfers to stage 1	117	48
Transfers to stage 2	(332)	(94)
Transfers to stage 3	63	42
Amounts written-off (net of recovery)	16	68
Other	216	(5)
Foreign currency translation	(10)	25
Financial assets at end of period	563	190
Gross carrying amount | Financial instruments credit-impaired | Lifetime expected credit losses | Loans to corporate entities
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	116	49
Acquisitions through business combinations		0
New assets originated or purchased	(27)	0
Assets derecognized (excluding write-offs)	68	22
Transfers to stage 1	11	1
Transfers to stage 2	23	0
Transfers to stage 3	(107)	(130)
Amounts written-off (net of recovery)	3	24
Other	6	(10)
Foreign currency translation	(2)	6
Financial assets at end of period	153	116
Accumulated impairment | Loans to corporate entities
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(82)	(80)
New assets originated or purchased	24	15
Assets derecognized (excluding write-offs)	(37)	(12)
Changes to models and inputs used	(1)	14
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Impact on ECL for exposures transferred between stages during the year	14	29
Amounts written-off (net of recovery)	(19)	(34)
Other	(4)
Foreign currency translation		(10)
Financial assets at end of period	(59)	(82)
Accumulated impairment | Financial instruments not credit-impaired | 12-month expected credit losses | Loans to corporate entities
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(20)	(20)
New assets originated or purchased	18	14
Assets derecognized (excluding write-offs)	(9)	(7)
Changes to models and inputs used	(1)	10
Transfers to stage 1	9	4
Transfers to stage 2	(5)	(9)
Transfers to stage 3	(4)	(8)
Impact on ECL for exposures transferred between stages during the year	(7)	0
Amounts written-off (net of recovery)	0	(2)
Other	(5)
Foreign currency translation		(2)
Financial assets at end of period	(16)	(20)
Accumulated impairment | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans to corporate entities
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(22)	(35)
New assets originated or purchased	3	1
Assets derecognized (excluding write-offs)	(8)	(2)
Changes to models and inputs used	0	2
Transfers to stage 1	(4)	(4)
Transfers to stage 2	12	8
Transfers to stage 3	(3)	(4)
Impact on ECL for exposures transferred between stages during the year	3	4
Amounts written-off (net of recovery)	(17)	(14)
Other	1
Foreign currency translation		(4)
Financial assets at end of period	(9)	(22)
Accumulated impairment | Financial instruments credit-impaired | Lifetime expected credit losses | Loans to corporate entities
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(40)	(25)
New assets originated or purchased	3	0
Assets derecognized (excluding write-offs)	(20)	(3)
Changes to models and inputs used	0	2
Transfers to stage 1	(5)	0
Transfers to stage 2	(7)	1
Transfers to stage 3	7	12
Impact on ECL for exposures transferred between stages during the year	18	25
Amounts written-off (net of recovery)	(2)	(18)
Other	0
Foreign currency translation		(4)
Financial assets at end of period	$ (34)	$ (40)